Offerings - Offering: 1	Jul. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C Capital Stock, par value $0.001 per share, reserved for issuance under the Alphabet Inc. Amended and Restated 2021 Stock Plan
Amount Registered | shares	200,000,000
Proposed Maximum Offering Price per Unit	344.65
Maximum Aggregate Offering Price	$ 68,930,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,519,233.00
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of Class C Capital Stock of the Registrant as may become available for issuance pursuant to the Alphabet Inc. Amended and Restated 2021 Stock Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant's outstanding shares of Class C Capital Stock. (2) Estimated in accordance with Rule 457(c) and Rule 457(h) of the Securities Act based upon the average of the high and low prices of the Registrant's Class C Capital Stock on July 17, 2026, as reported by NASDAQ, which was $344.65.